Financial Instruments - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Financial instrument maturity period		24 months
AOCI recognized in net sales and cost of goods sold over next twelve months		$ 31,000,000
Cost method		15,000,000	$ 118,000,000
Fair value of investment held		$ 392,000,000
Shares held in affiliate (in shares)		25,661,448
Loss from downward adjustment to equity securities without readily determinable fair value, before tax		$ 134,000,000
Loss from downward adjustment to equity securities without readily determinable fair value, after tax		132,000,000
Property, plant and equipment, losses	$ 163,000,000	$ 163,000,000
Agriculture
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Property, plant and equipment, losses	111,000,000
Construction
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Property, plant and equipment, losses	45,000,000
Commercial and Specialty Vehicles
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Property, plant and equipment, losses	$ 7,000,000
Nikola Corporation
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares acquired per acquire share (in shares)	1.901
Share price (in dollars per share)		$ 15.26
Nikola Corporation
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ownership percentage of investment held	6.60%
Cost method	$ 250,000,000
Foreign exchange contracts
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount of foreign exchange derivatives		$ 6,300,000,000	6,900,000,000
Interest rate derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount of foreign exchange derivatives		7,500,000,000	$ 5,400,000,000
Nominal amount of hedging instruments affected by reform of benchmark		$ 1,200,000,000